Summary of significant accounting policies - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Customer-related intangible assets [member]
Accounting Policies [Line Items]
Useful life measured as period of time intangible assets other than goodwill	5 years
At cost or in accordance with IFRS 16 within fair value model [member]
Accounting Policies [Line Items]
Lease rent reductions	€ 12,877	€ 24,931